Note 7 - Leases (Details) - Current Solar Array Installations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Powerhouse One, LLC [Member]
Operating Leased Assets [Line Items]
Location	Fayetteville, TN	Fayetteville, TN
kWh	3,000	3,000
Date	Aug 2011	Aug 2011
Term	20 yr. + 2 5-yr renewals	20 yr. + 2 5-yr renewals
Rent	4% of revenue	4% of revenue
SunGen Step Guys [Member]
Operating Leased Assets [Line Items]
Location	Alfred, ME	Alfred, ME
kWh	110	110
Date	Sep 2009	Sep 2009
Term	25 yr. + 2 25-yr renewals	25 yr. + 2 25-yr renewals
Rent	None	None
SunGen Mill 77 [Member]
Operating Leased Assets [Line Items]
Location		Amesbury, MA
kWh		63
Date		June 2010
Term		25 yr. + 2 25-yr renewals
Rent		None